Finance Costs And Income - Summary of finance costs and income (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finance Costs [Abstract]
Short and long-term borrowings	$ 17,252	$ 19,993	$ 19,679
Interest on lease liability	3,029	3,371	2,586
Total finance costs	20,281	23,364	22,265
Finance Income
Interest income	3,286	871	3,687
Net finance costs	$ 16,995	$ 22,493	$ 18,578